Financial Debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Debt
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at December 31
(in EUR 000)	2025	2024
Recoverable cash advances - Non-current	8,276	8,623
Recoverable cash advances - Current	333	248
Total recoverable cash advances	8,609	8,871
Loan facility agreement - Non-current	7,793	6,898
Synthetic warrants - Non-current	1,601	3,204
Total EIB	9,394	10,102
Convertible bond - Current	22,657	—
Total convertible bond	22,657	—
Total financial debt	40,660	18,973
Non-current	17,670	18,725
Current	22,990	248

Schedule of recoverable cash advances received

As at December 31, 2025, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	669	24
Clinical trial (6840)	2,400	2,400	585	28
Activation chip improvements (7388)	1,467	1,467	117	38
Total	7,627	7,627	1,959	98

* Excluding interests

Schedule of undiscounted recoverable cash advances explanatory

	As at December 31
(in EUR 000)	2025	2024
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interests included)	(2,320)	(2,122)
Total recoverable cash advances (undiscounted)	12,934	13,132

Schedule of fair value recoverable cash advances

	As at December 31
(in EUR 000)	2025	2024
Contract 6472	1,697	1,711
Contract 6839	2,229	2,332
Contract 6840	2,650	2,819
Contract 7388	2,033	2,009
Total recoverable cash advances	8,609	8,871
Non-current	8,276	8,623
Current	333	248
Total recoverable cash advances	8,609	8,871

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2025	2024
As at January 1	8,871	8,674
Advances reimbursed (excluding interests)	(179)	(254)
Interests paid	(20)	(26)
Initial measurement and re-measurement	(1,142)	(561)
Discounting impact	1,079	1,038
As at December 31	8,609	8,871

Schedule of sensitivity analysis fair value recoverable cash advances explanatory

Fair value of liabilities as of end of 2025 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	9,035	9,457	9,735
0%	8,126	8,609	8,933
25%	7,352	7,872	8,230

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3,8 % instead of 5 % while the one used for the variable part is 9.4 % instead of 12.5%.

Schedule of change in loan facility, prepayment option and synthetic warrants

Change in loan facility can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	6,898	—
New debt	—	10,000
Transaction cost related to loans and borrowings	—	(175)
Separation of non-closely related embedded derivates	—	(3,042)
Capitalized interest	500	—
Effective interest rate adjustment	395	115
As at December 31	7,793	6,898

Change in synthetic warrants can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	3,204	—
Separation of non-closely related embedded derivates	—	3,169
Fair value adjustment	(1,603)	35
As at December 31	1,601	3,204

Change in prepayment option can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	(112)	—
Separation of non-closely related embedded derivates	—	(127)
Fair value adjustment	21	15
As at December 31	(91)	(112)

Schedule of valuation model

	Per Dec 18, 2025	Per Dec 31, 2025
Coupon (interest) rate	6.5%	6.5%
Conversion price	5.00	5.00
Stock price	4.05	4.09
Return dividend	0.0%	0.0%
Expected volatility	65.34%	65.18%
Discount rate	10.24%	10.23%

Schedule of changes in convertible bonds

As at December 31
(in EUR 000)	2025
Initial fair value	31,192
Fair value adjustment	51
Total fair value	31,243
Day 1 loss	(8,692)
Amortization	106
Total day 1 loss	(8,586)
Total convertible bond	22,657